Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other assets and liabilities
Schedule of other assets and liabilities
	December 31, 2022				December 31, 2021
(€ million)	Assets		Liabilities		Assets		Liabilities
	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
Fair value of derivative financial instruments	11,076	129	9,042	286	12,460	51	12,911	115
Contract liabilities			1,145	706			482	726
Other Taxes	807	157	1,463	34	442	182	1,435	27
Other	938	1,950	823	2,208	732	796	928	1,378
	12,821	2,236	12,473	3,234	13,634	1,029	15,756	2,246